Discontinued Operation (Assets And Liabilities Of Discontinued Operation) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013
Discontinued Operation [Abstract]
Assets held for sale	$ 3,283.6		$ 3,374.5
Cash	87.9		94.5
Other assets	349.7		352.4
Total assets	3,721.2	[1]	3,821.4	[1]
Long-term borrowings (secured)	3,160.3		3,265.6
Other liabilities	11.8		12.0
Total liabilities	$ 3,172.1	[1]	$ 3,277.6	[1]

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.